Financial Instruments - Disclosure Details of Investments in Private Market Funds (Detail) - Brazil [Member] - Vinci Monalisa FIM Credito Privado IE [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	R$ 1,025,462	R$ 991,470
Private Equity Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	274,699	136,810
Private Equity Funds [Member] | Vinci Impacto Ret IV FIP Multiestrategia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	6,343	4,687
Private Equity Funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	7,608	10,290
Private Equity Funds [Member] | Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	56,160	50,698
Private Equity Funds [Member] | Vinci Crédito Infra Institucional Fundo Incentivado - Infraestrutura [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	60,068	46,844
Private Equity Funds [Member] | Other Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	13,343	13,805
Private Equity Funds [Member] | Vcp Iv Master Fip B [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	67,248	0
Private Equity Funds [Member] | Vinci Strategic Partners I Fip Classe A [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	20,201	0
Private Equity Funds [Member] | Vinci Strategic Partners I Fip Classe B [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	5,598	0
Private Equity Funds [Member] | Vinci Infraestrutura Transporte e Logstica FIP [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	17,626	10,486
Private Equity Funds [Member] | Lacan Florestal III Feeder FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	13,297	0
Private Equity Funds [Member] | Lacan Florestal II FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	5,444	0
Private Equity Funds [Member] | Lacan Florestal IV Feeder FIP Multiestratgia IS [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	R$ 1,763	R$ 0